Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 2,283,879	$ 2,284,881	$ 922,177
Accounts receivable (net of allowance for doubtful accounts of $186,073 and $165,098, respectively)	32,245	33,480	138,357
Inventory, net	480,354	327,109	1,231,243
Prepaid expenses and other	1,157,119	1,037,823	269,491
Total Current Assets	3,953,597	3,683,293	2,561,268
Noncurrent Assets
Property and equipment, net	98,967	147,732	257,923
Goodwill	631,064	631,064	631,064
Intangible assets, net	6,792	7,227	11,930
Deposits	24,183		51,000
Operating lease right-of-use asset	194,353	343,950	534,133
Total Noncurrent Assets	955,359	1,129,973	1,486,050
TOTAL ASSETS	4,908,956	4,813,266	4,047,318
CURRENT LIABILITIES
Accounts payable and accrued liabilities	1,674,088	1,784,961	1,832,959
Deferred revenue	3,059,525	3,724,189	1,444,472
Accrued equity compensation	108,945	128,434	503,466
Other liabilities	37,078
Current portion of operating lease liability	238,140	266,105	217,843
Total Current Liabilities	5,117,776	5,903,689	3,998,740
NONCURRENT LIABILITIES
Note payable and accrued interest	517,468
Other liabilities	37,078	74,156
Operating lease liability, net of current portion		169,119	404,209
Total Noncurrent Liabilities	554,546	243,275	404,209
TOTAL LIABILITIES	5,672,322	6,146,964	4,402,949
Commitments and Contingencies (Note 7)
TEMPORARY EQUITY
Series B Redeemable Convertible Preferred Stock, $0.00001 par value; 3,300 and 0 issued and outstanding, respectively	3,960,000
Series B Redeemable Convertible Preferred Stock Subscription Receivable	(1,365,000)
Series B Redeemable Convertible Preferred Stock Accrued Dividends	1,447
Total Temporary Equity	2,596,447
SHAREHOLDERS’ DEFICIT
Preferred stock; 150,000,000 shares authorized Series A Preferred stock, $0.00001 par value; 42,030,331 shares issued and outstanding	420	420	420
Common stock, $0.00001 par value; 350,000,000 shares authorized; 237,526,638 and 236,526,638 shares issued and outstanding, respectively	2,376	2,366	2,283
Additional paid in capital	25,017,065	26,107,159	25,326,593
Accumulated deficit	(28,379,674)	(27,443,643)	(25,684,927)
Total Shareholders’ Deficit	(3,359,813)	(1,333,698)	(355,631)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 4,908,956	$ 4,813,266	$ 4,047,318